Equity - Components of Equity (Details) - SEK (kr) kr / shares in Units, kr in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[1],[2]	Dec. 31, 2018
Share capital	kr 3,990		kr 3,990
Reserves
Own credit risk	(102)		(84)
Defined benefit plans	(27)		(45)
Retained earnings	16,947		16,203
Total equity	kr 20,808	[1],[2]	20,064	[1],[2]	kr 19,082		kr 18,239
Total number of shares	3,990,000
Quota value	kr 1,000
Restricted equity
Reserves
Total equity	kr 4,314		4,282
Unrestricted equity
Reserves
Total equity	kr 16,494		kr 15,782

[1]	See Note 22.
[2]	The entire equity is attributable to the shareholder of the Parent Company.